Contributed Equity - Summary of Issued and Fully Paid Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Beginning balance	$ 37,127	$ 14,229	$ 12,875
Ordinary shares issued for the acquisition of BHPP1		19,265
Transaction costs associated with the issue of shares		(5)
Ending balance	$ 35,170	$ 37,127	$ 14,229
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, shares	1,898,749,771	969,631,826	962,225,814
Beginning balance	$ 29,001	$ 9,409	$ 9,297
Transaction costs associated with the issue of shares	$ 0	$ (5)
Ending balance, shares	1,898,749,771	1,898,749,771	969,631,826
Ending balance	$ 29,001	$ 29,001	$ 9,409
Ordinary shares [member] | BHP Petroleum International Pty Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares	914,768,948	914,768,948
Ordinary shares issued for the acquisition of BHPP1		$ 19,265
Ordinary shares [member] | 2021 dividend [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares		14,348,997	6,051,940
Ordinary shares issued		$ 332	$ 86
Ordinary shares [member] | 2020 dividend [member]
Disclosure of classes of share capital [line items]
Number of shares issued, shares			1,354,072
Ordinary shares issued			$ 26